UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21036

BlackRock Municipal Bond Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock Municipal Bond Trust (BBK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.7%
			Alabama—11.3%
BBB	$9,250		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.50%, 9/01/25	09/05 @ 102	$9,598,910
A2	7,500		Huntsville Hlth. Care Auth., Ser. A, 5.75%, 6/01/31	06/11 @ 101	7,762,725

					17,361,635

			California—14.8%
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	7,300		5.50%, 6/01/43	06/13 @ 100	7,571,633
A-	4,200		5.625%, 6/01/38	06/13 @ 100	4,404,246
B-	8,000		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. B,
			7.50%, 12/01/24	12/12 @ 102	7,746,720
			San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	465		5.90%, 9/01/28	09/10 @ 102	466,669
NR	865		5.95%, 9/01/35	09/10 @ 102	868,097
NR	1,585		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,631,330

					22,688,695

			Connecticut—2.7%
			Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR,
A3	2,200		Ser. A, 5.85%, 9/01/28	10/08 @ 102	2,339,524
A3	1,750		Ser. B, 5.95%, 9/01/28	10/08 @ 102	1,851,185

					4,190,709

			District of Columbia—11.1%
AAA	6,000		District of Columbia, Tax Incr. Rev., Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12 @ 100	6,249,420
A	595		Friendship Pub. Charter Sch., Inc., 5.25%, 6/01/33, ACA	06/14 @ 100	593,251
AAA	33,450		Georgetown Univ., Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	4,744,883
BBB	5,580		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	5,491,445

					17,078,999

			Florida—19.3%
BBB-	6,200		Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	12/04 @ 102	6,353,760
BB	2,810		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,974,188
A	10,000		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	10,473,100
AAA	7,255		Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. Rev., Indian Trace Apts., Ser. A,
			5.625%, 1/01/44, FSA	01/12 @ 100	7,431,006
NR	1,470		Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12 @ 101	1,502,899
NR	1,000		Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,015,930

					29,750,883

			Georgia—12.9%
AAA	3,000		Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	3,012,660
			Atlanta Wtr. & Wstwtr., FSA,
AAA	5,000		5.00%, 11/01/37	11/14 @ 100	5,034,750
AAA	11,770		5.00%, 11/01/43	11/14 @ 100	11,787,655

					19,835,065

			Illinois—19.3%
AAA	23,065		Bolingbrook, GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	3,606,213
NR	1,150		Centerpoint Intermodal Ctr., Ser. A, 8.00%, 6/15/23	No Opt. Call	1,143,767
AAA	5,880	[3]	Chicago, GO, Ser. A, 5.50%, 1/01/38, MBIA	01/11 @ 101	6,246,265
BBB	6,000		Illinois Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
			6.25%, 5/01/34	05/07 @ 100	6,117,600
A	6,000		Illinois Hlth. Facs. Auth., Lake Forest Hosp., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,128,880
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A, MBIA,
AAA	10,000		Zero Coupon, 6/15/35	No Opt. Call	1,924,800
AAA	10,000		Zero Coupon, 12/15/36	No Opt. Call	1,775,200
AAA	10,000		Zero Coupon, 12/15/37	No Opt. Call	1,676,500
AAA	1,085		Schaumburg, Ser. B, 5.00%, 12/01/38, FGIC	12/14 @ 100	1,088,385

					29,707,610

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Indiana—1.3%
Aaa	$2,010	Multi-Fam. Hsg., Canterbury House Apts., Ser. 1, 5.90%, 12/01/34	12/11 @ 100	$1,938,886

		Kansas—3.4%
A-	5,000	Wichita Arpt. Auth., Arpt. Facs. Rev., Cessna Citation Svc. Ctr., Ser. A, 6.25%, 6/15/32	06/12 @ 101	5,263,000

		Louisiana—4.1%
Baa1	1,165	Louisiana Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A,
		6.375%, 6/01/38	06/13 @ 102	1,163,392
AAA	5,000	Louisiana Pub. Fac. Auth., Baton Rouge Gen. Proj., 5.25%, 7/01/33, MBIA	07/14 @ 100	5,116,950

				6,280,342

		Maryland—3.5%
NR	1,250	Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,298,300
NR	3,000	Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth., Ser. B, 6.25%, 7/01/30	07/07 @ 102	3,001,770
BBB	1,040	Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.50%, 8/15/33	08/14 @ 100	1,047,686

				5,347,756

		Nevada—2.2%
AAA	2,050	Clark Cnty. Arpt., Ser. A-2, 5.00%, 7/01/36, FGIC	07/14 @ 100	2,034,461
NR	1,400	Las Vegas Spec. Impvt. Dist. No. 809, Summerlin Area, 5.65%, 6/01/23	06/05 @ 103	1,391,726

				3,426,187

		New Jersey—11.4%
		New Jersey Econ. Dev. Auth.,
BBB	1,500	Cigarette Tax Rev., 5.50%, 6/15/31	06/14 @ 100	1,489,380
BBB	3,500	Cigarette Tax Rev., 5.75%, 6/15/29	06/14 @ 100	3,557,960
B	3,000	Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	2,455,920
Baa3	7,500	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,481,000
BBB-	1,500	Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,534,800

				17,519,060

		New York—5.8%
AAA	1,330	Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B,
		5.00%, 6/15/31	06/12 @ 100	1,348,301
AAA	1,760	Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	1,779,835
AAA	5,000	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	5,019,500
AAA	765	New York Dorm. Auth., Montefiore Hosp. Proj., 5.00%, 8/01/33, FGIC	02/15 @ 100	771,013

				8,918,649

		Ohio—1.0%
NR	1,500	Port Greater Cincinnati Dev. Auth., Cooperative Pub. Pkg. Infrastructure Proj., 6.40%, 2/15/34	02/14 @ 102	1,515,210

		Oklahoma—1.1%
B-	1,725	Tulsa Mun. Arpt. Trust, Variable Refdg., Ser. A, 7.75%, 6/01/35	No Opt. Call	1,753,894

		Oregon—0.6%
Aaa	1,000	Multi-Fam. Hsg., Pacific Tower Apts., Ser. 6, 6.05%, 11/01/34	06/12 @ 100	953,550

		South Carolina—0.7%
BBB	1,000	So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance, Ser. C,
		7.00%, 8/01/30	08/13 @ 100	1,105,780

		Texas—15.4%
BBB	880	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	933,222
AAA	940	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	941,645
AAA	11,690	Harris Cnty. Houston Sports Auth., Ser. G, Zero Coupon, 11/15/41, MBIA	11/31 @ 53.779	1,315,242
Aaa	2,840	Multi-Fam. Hsg., Copperwood Ranch Apts., Ser. 9, 5.95%, 11/01/35	06/12 @ 100	2,733,898
BBB	1,000	Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B, 6.15%, 8/01/22	08/13 @ 101	1,072,780
AAA	60,000	Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	9,693,600
BBB+	6,840	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12 @ 100	7,027,963

				23,718,350

		West Virginia—0.3%
AAA	520	West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	527,457

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Wisconsin—5.7%
			Wisconsin Hlth. & Edl. Facs. Auth.,
A-	$1,350		Aurora Hlth. Care, 6.40%, 4/15/33	04/13 @ 100	$1,457,716
A	7,000		Wheaton Franciscan Svcs., 5.75%, 8/15/30	02/12 @ 101	7,286,930

					8,744,646

			Multi-State—7.8%
Baa1	10,500	[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	11,969,895

			Total Long-Term Investments (cost $230,539,439)		239,596,258

			SHORT-TERM INVESTMENTS—5.8%
			New York—1.2%
A1+	1,900	[5]	New York City Transl. Fin. Auth., Ser. A-1, 1.67%, 12/01/04, FRWD	N/A	1,900,000

			Ohio—3.3%
VMIG1	5,000	[5]	Hamilton Cnty. Hosp. Facs., Ser. A, 1.66%, 12/01/04, FRWD	N/A	5,000,000

	Shares
	(000)

			MONEY MARKET FUND—1.3%
	1,950		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	1,950,000

			Total Short-Term Investments (cost $8,850,000)		8,850,000

			Total Investments—161.5% (cost $239,389,439)		$248,446,258
			Liabilities in excess of other assets—(2.7)%		(4,082,379)
			Preferred shares at redemption value, including dividends payable—(58.8)%		(90,523,610)

			Net Assets Applicable to Common Shareholders—100%		$153,840,269

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.

[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 7.8% of its net assets, with a current market value of $11,969,895, in securities restricted as to resale.

[5]	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of November 30, 2004.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	PCR	— Pollution Control Revenue
FRWD	— Floating Rate Weekly Demand	MBIA	— Municipal Bond Insurance Association

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Municipal Bond Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005